Employee Benefits - Regional Asset Break Down (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Regional Asset Break Down [line items]
Fair value of plan assets	€ 15,239	€ 16,106
Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	610	537
Equity instruments	1,682	1,427
Government bonds (investment-grade and above)	2,260	2,382
Government bonds (non-investment-grade)	105	94
Non-government bonds (investment-grade and above)	4,964	5,453
Non-government bonds (non-investment-grade)	434	441
Securitized and other Debt Investments	145	159
Subtotal	€ 10,200	€ 10,493
Share (in %)	100.00%	100.00%
Other asset categories	€ 5,039	€ 5,613
Fair value of plan assets	15,239	16,106
Germany
Regional Asset Break Down [line items]
Fair value of plan assets	9,632	10,237
Germany | Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	(26)	(20)
Equity instruments	74	29
Government bonds (investment-grade and above)	329	376
Government bonds (non-investment-grade)	0	2
Non-government bonds (investment-grade and above)	533	500
Non-government bonds (non-investment-grade)	4	26
Securitized and other Debt Investments	18	23
Subtotal	€ 932	€ 936
Share (in %)	9.00%	9.00%
United Kingdom
Regional Asset Break Down [line items]
Fair value of plan assets	€ 3,505	€ 3,678
United Kingdom | Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	135	172
Equity instruments	102	30
Government bonds (investment-grade and above)	166	77
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	441	632
Non-government bonds (non-investment-grade)	20	27
Securitized and other Debt Investments	31	21
Subtotal	€ 895	€ 959
Share (in %)	9.00%	9.00%
United States
Regional Asset Break Down [line items]
Fair value of plan assets	€ 944	€ 1,050
United States | Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	(5)	30
Equity instruments	568	818
Government bonds (investment-grade and above)	307	300
Government bonds (non-investment-grade)	0	1
Non-government bonds (investment-grade and above)	1,809	1,843
Non-government bonds (non-investment-grade)	27	22
Securitized and other Debt Investments	45	83
Subtotal	€ 2,751	€ 3,097
Share (in %)	27.00%	30.00%
Other Eurozone | Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 465	€ 311
Equity instruments	497	345
Government bonds (investment-grade and above)	860	980
Government bonds (non-investment-grade)	6	0
Non-government bonds (investment-grade and above)	1,608	2,021
Non-government bonds (non-investment-grade)	378	359
Securitized and other Debt Investments	22	15
Subtotal	€ 3,836	€ 4,031
Share (in %)	38.00%	38.00%
Other developed countries | Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 19	€ 20
Equity instruments	354	150
Government bonds (investment-grade and above)	135	207
Government bonds (non-investment-grade)	0	0
Non-government bonds (investment-grade and above)	507	392
Non-government bonds (non-investment-grade)	3	3
Securitized and other Debt Investments	28	17
Subtotal	€ 1,046	€ 789
Share (in %)	10.00%	8.00%
Emerging markets | Regional Asset Break Down
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 22	€ 24
Equity instruments	87	55
Government bonds (investment-grade and above)	463	442
Government bonds (non-investment-grade)	99	91
Non-government bonds (investment-grade and above)	66	65
Non-government bonds (non-investment-grade)	2	4
Securitized and other Debt Investments	1	0
Subtotal	€ 740	€ 681
Share (in %)	7.00%	6.00%